5. SHARE-BASED COMPENSATION (Details Narrative)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Warrant
Warrants issued, shares	162,250	100,000
Restricted Stock Grants
Stock issued for services, shares	535,000	547,000
Options issued in exchange for services, shares		200,000
Stock cancelled to settle dispute, shares	71,040